1
Ellsworth Growth and Income Fund Ltd.
Schedule of Investments — December 31, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 86 .7%
Aerospace and Defense — 4 .7%
$ 2,500,000 AeroVironment Inc. ,
Zero Coupon , 07/15/30 ........... $ 2,718,750
1,700,000 AST SpaceMobile Inc. ,
2.000% , 01/15/36 (a) ............. 1,700,935
1,500,000 BlackSky Technology Inc. ,
8.250% , 08/01/33 (a) ............. 1,600,200
2,000,000 Voyager Technologies Inc. ,
0.750% , 11/15/30 (a) ............. 2,107,000
8,126,885
Automotive: Parts and Accessories — 1 .2%
2,000,000 Plug Power Inc. ,
6.750% , 12/01/33 (a) ............. 2,002,000
Business Services — 1 .7%
1,600,000 Mirion Technologies Inc. ,
0.250% , 06/01/30 (a) ............. 1,986,800
Terawulf Inc.
600,000 1.000% , 09/01/31 (a) ............. 710,700
200,000 Zero Coupon , 05/01/32 (a) ......... 173,500
2,871,000
Communications Equipment — 3 .4%
2,000,000 CyberArk Software Ltd. ,
Zero Coupon , 06/15/30 (a) ......... 2,142,000
1,750,000 Lumentum Holdings Inc. ,
0.375% , 03/15/32 (a) ............. 3,749,375
5,891,375
Computer Software and Services — 6 .6%
2,000,000 Akamai Technologies Inc. ,
0.250% , 05/15/33 (a) ............. 2,216,000
375,000 Bitdeer Technologies Group ,
4.000% , 11/15/31 (a) ............. 348,263
3,000,000 Box Inc. ,
1.500% , 09/15/29 ............... 2,925,000
1,100,000 Pagaya Technologies Ltd. ,
6.125% , 10/01/29 ............... 2,008,490
2,000,000 Parsons Corp. ,
2.625% , 03/01/29 ............... 2,061,000
1,700,000 Progress Software Corp. ,
3.500% , 03/01/30 ............... 1,724,225
11,282,978
Consumer Products — 1 .2%
2,000,000 Zoetis Inc. ,
0.250% , 06/15/29 (a) ............. 2,065,000
Consumer Services — 2 .8%
2,000,000 Live Nation Entertainment Inc. ,
2.875% , 01/15/30 ............... 2,106,000
Principal
Amount
Market
Value
$ 2,140,000 Uber Technologies Inc. , Ser. 2028 ,
0.875% , 12/01/28 ............... $ 2,780,930
4,886,930
Diversified Industrial — 2 .1%
1,500,000 BWX Technologies Inc. ,
Zero Coupon , 11/01/30 (a) ......... 1,433,250
750,000 Enovix Corp. ,
4.750% , 09/15/30 (a) ............. 725,250
1,500,000 PureCycle Technologies Inc. ,
7.250% , 08/15/30 ............... 1,515,000
3,673,500
Energy and Utilities — 19 .6%
800,000 Array Technologies Inc. ,
2.875% , 07/01/31 (a) ............. 1,158,000
200,000 Bloom Energy Corp. ,
3.000% , 06/01/28 ............... 932,120
1,300,000 Centrus Energy Corp. ,
Zero Coupon , 08/15/32 (a) ......... 1,676,025
CMS Energy Corp.
2,000,000 3.375% , 05/01/28 ............... 2,144,000
1,000,000 3.125% , 05/01/31 (a) ............. 989,550
650,000 Energy Fuels Inc. ,
0.750% , 11/01/31 (a) ............. 674,700
3,000,000 Eos Energy Enterprises Inc. ,
1.750% , 12/01/31 (a) ............. 2,917,500
3,000,000 FirstEnergy Corp. ,
3.875% , 01/15/31 (a) ............. 3,235,500
3,350,000 Fluor Corp. ,
1.125% , 08/15/29 ............... 3,824,695
1,000,000 Golar LNG Ltd. ,
2.750% , 12/15/30 (a) ............. 966,750
2,250,000 Nabors Industries Inc. ,
1.750% , 06/15/29 ............... 1,833,075
2,600,000 Northern Oil & Gas Inc. ,
3.625% , 04/15/29 ............... 2,514,850
1,600,000 Nova Ltd. ,
Zero Coupon , 09/15/30 (a) ......... 1,993,600
PPL Capital Funding Inc.
3,000,000 2.875% , 03/15/28 ............... 3,296,250
1,000,000 3.000% , 12/01/30 (a) ............. 1,003,665
1,500,000 Solaris Energy Infrastructure Inc. ,
0.250% , 10/01/31 ............... 1,626,563
100,000 Ur-Energy Inc. ,
4.750% , 01/15/31 (a) ............. 114,850
2,450,000 WEC Energy Group Inc. ,
4.375% , 06/01/29 ............... 2,864,050
33,765,743

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Energy and Utilities: Integrated — 1 .2%
$ 2,250,000 Nebius Group NV ,
2.750% , 09/15/32 (a) ............. $ 2,158,875
Entertainment — 1 .1%
1,500,000 Liberty Media Corp.-Liberty Formula One ,
2.250% , 08/15/27 ............... 1,901,250
Financial Services — 11 .5%
3,495,000 Bitfarms Ltd. ,
1.375% , 01/15/31 (a) ............. 2,191,016
4,200,000 Cleanspark Inc. ,
Zero Coupon , 02/15/32 (a) ......... 3,168,900
Coinbase Global Inc.
1,200,000 0.250% , 04/01/30 ............... 1,232,100
600,000 Zero Coupon , 10/01/32 (a) ......... 538,200
2,000,000 Galaxy Digital Holdings LP ,
2.500% , 12/01/29 (a) ............. 2,530,200
1,250,000 Jazz Investments I Ltd. ,
3.125% , 09/15/30 ............... 1,666,875
2,150,000 Riot Platforms Inc. ,
0.750% , 01/15/30 (a) ............. 2,437,562
1,000,000 SoFi Technologies Inc. ,
1.250% , 03/15/29 (a) ............. 2,832,500
2,600,000 WisdomTree Inc. ,
3.250% , 08/15/29 ............... 3,131,375
19,728,728
Health Care — 18 .1%
2,000,000 ANI Pharmaceuticals Inc. ,
2.250% , 09/01/29 ............... 2,524,000
2,500,000 Bridgebio Pharma Inc. ,
1.750% , 03/01/31 (a) ............. 4,353,125
237,000 Celcuity Inc. ,
2.750% , 08/01/31 ............... 514,740
350,000 Cogent Biosciences Inc. ,
1.625% , 11/15/31 ............... 411,530
1,500,000 Collegium Pharmaceutical Inc. ,
2.875% , 02/15/29 ............... 2,121,600
2,000,000 Cytokinetics Inc. ,
1.750% , 10/01/31 (a) ............. 2,494,200
3,000,000 Halozyme Therapeutics Inc. ,
0.875% , 11/15/32 (a) ............. 3,052,500
1,015,000 Invacare Corp., Escrow ,
Zero Coupon , 05/08/28 (b) ......... 0
400,000 Ionis Pharmaceuticals Inc. ,
Zero Coupon , 12/01/30 (a) ......... 427,000
2,600,000 Ligand Pharmaceuticals Inc. ,
0.750% , 10/01/30 (a) ............. 3,054,090
OSI Systems Inc.
1,750,000 2.250% , 08/01/29 ............... 2,604,000
Principal
Amount
Market
Value
$ 300,000 0.500% , 02/01/31 (a) ............. $ 295,710
3,900,000 Sarepta Therapeutics Inc. ,
4.875% , 09/01/30 ............... 3,141,450
2,250,000 Tempus AI Inc. ,
0.750% , 07/15/30 (a) ............. 2,403,000
1,500,000 TransMedics Group Inc. ,
1.500% , 06/01/28 ............... 2,249,175
1,000,000 Travere Therapeutics Inc. ,
2.250% , 03/01/29 ............... 1,427,000
31,073,120
Metals and Mining — 2 .2%
750,000 Endeavour Silver Corp. ,
0.250% , 01/15/31 (a) ............. 817,500
150,000 First Majestic Silver Corp. ,
0.125% , 01/15/31 (a) ............. 165,675
1,100,000 MP Materials Corp. ,
3.000% , 03/01/30 (a) ............. 2,748,350
3,731,525
Real Estate Investment Trusts — 1 .8%
3,000,000 Digital Realty Trust LP ,
1.875% , 11/15/29 (a) ............. 3,049,500
Retail — 2 .1%
2,300,000 Alibaba Group Holding Ltd. ,
0.500% , 06/01/31 ............... 3,577,650
Security Software — 0 .2%
380,000 Cloudflare Inc. ,
Zero Coupon , 06/15/30 (a) ......... 414,010
Semiconductors — 2 .9%
1,690,000 Cohu Inc. ,
1.500% , 01/15/31 (a) ............. 1,883,505
Impinj Inc.
500,000 1.125% , 05/15/27 ............... 815,900
150,000 Zero Coupon , 09/15/29 (a) ......... 154,725
2,000,000 indie Semiconductor Inc. ,
3.500% , 12/15/29 (a) ............. 2,085,000
4,939,130
Telecommunications — 2 .3%
1,250,000 ADTRAN Holdings Inc. ,
3.750% , 09/15/30 (a) ............. 1,351,250
1,000,000 Applied Digital Corp. ,
2.750% , 06/01/30 ............... 2,703,750
4,055,000
TOTAL CONVERTIBLE CORPORATE
BONDS ....................... 149,194,199

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Principal
Amount
Market
Value
CORPORATE BONDS — 0 .6%
Health Care — 0 .6%
$ 1,000,000 iTracHEALTH Corp. ,
8.000% , 06/30/27 (b) ............. $ 1,000,000
Shares
MANDATORY CONVERTIBLE SECURITIES (c) — 11 .6%
Aerospace and Defense — 1 .0%
25,050 The Boeing Co. ,
6.000% , 10/15/27 ............... 1,729,953
Computer Software and Services — 2 .2%
57,000 Hewlett Packard Enterprise Co. ,
7.625% , 09/01/27 ............... 3,801,330
Energy and Utilities — 2 .7%
40,000 NextEra Energy Inc. ,
7.234% , 11/01/27 ............... 1,950,000
51,500 The Southern Co. , Ser. A ,
7.125% , 12/15/28 ............... 2,593,540
4,543,540
Financial Services — 1 .4%
30,698 Shift4 Payments Inc. ,
6.000% , 05/01/28 ............... 2,456,147
Health Care — 2 .2%
30,000 BrightSpring Health Services Inc. ,
6.750% , 02/01/27 ............... 3,786,300
Semiconductors — 2 .1%
61,500 Microchip Technology Inc. ,
7.500% , 03/15/28 ............... 3,584,220
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................... 19,901,490
COMMON STOCKS — 15 .5%
Business Services — 0 .4%
13,000 PayPal Holdings Inc. ............... 758,940
Computer Software and Services — 2 .0%
7,000 Microsoft Corp. .................. 3,385,340
Entertainment — 0 .8%
12,500 The Walt Disney Co. ............... 1,422,125
Real Estate Investment Trusts — 4 .4%
10,000 American Tower Corp. .............. 1,755,700
16,100 Crown Castle Inc. ................. 1,430,807
4,000 Equinix Inc. ..................... 3,064,640
7,000 SBA Communications Corp. .......... 1,354,010
7,605,157
Semiconductors — 4 .1%
5,000 Advanced Micro Devices Inc. † ........ 1,070,800
Shares
Market
Value
17,080 Broadcom Inc. ................... $ 5,911,388
6,982,188
Telecommunications — 3 .8%
60,000 AT&T Inc. ....................... 1,490,400
14,619 T-Mobile US Inc. .................. 2,968,242
50,000 Verizon Communications Inc. ......... 2,036,500
6,495,142
TOTAL COMMON STOCKS ........... 26,648,892
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .7%
$ 4,675,000 U.S. Treasury Bills,
3.565 % to 3.651% †† , 03/05/26 to
03/19/26 ...................... 4,641,627
TOTAL INVESTMENTS — 117 .1% .....
(Cost $ 164,508,268 ) ............. $ 201,386,208
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.